Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Sales and other income	$ 5,013	$ 4,845
Product sales	4,955	4,791
Interest, dividends and other	58	54
Cost and expenses	3,563	3,226
Production costs	2,361	2,151
Exploration costs	267	196
Related party transactions	(13)	(8)
General and administrative	213	207
Royalties	142	142
Market development costs	6	6
Depreciation, depletion and amortization	588	583
Impairment of assets	2	14
Interest expense	151	135
Accretion expense	24	21
Employment severance costs	8	10
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(12)	(32)
Non-hedge derivative (gain)/loss and movement on bonds	(174)	(199)
Income from continuing operations before income tax and equity income in associates	1,450	1,619
Taxation expense	(555)	(452)
Equity income in associates	18	53
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	913	1,220
Less: Net income attributable to noncontrolling interests	(13)	(32)
Net income - attributable to AngloGold Ashanti	900	1,188
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	897	1,184
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 2.33	$ 3.09
Ordinary shares - diluted (USD per share)	$ 1.92	$ 2.54
Ordinary shares - basic (Shares)	384,299,440	382,918,604
Ordinary shares - diluted (Shares)	419,369,278	417,764,833
Dividend declared per ordinary share (cents)	$ 0.50	$ 0.23
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 3	$ 4
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 1.17	$ 1.55
Ordinary shares - diluted (USD per share)	$ 1.09	$ 1.43
Ordinary shares - basic (Shares)	2,541,262	2,958,298
Ordinary shares - diluted (Shares)	2,541,262	2,958,298
Dividend declared per ordinary share (cents)	$ 0.25	$ 0.12